Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loans payable	¥ 171,569	¥ 172,891
Third parties [Member]
Statement [Line Items]
Loans payable	140,558	140,558
Shareholders [Member]
Statement [Line Items]
Loans payable	20,000	20,000
Related parties [Member]
Statement [Line Items]
Loans payable	¥ 11,011	¥ 12,333